UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue,

49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: May 31, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	May 31, 2020

CLEARBRIDGE

LARGE CAP GROWTH FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital growth.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Large Cap Growth Fund for the six-month reporting period ended May 31, 2020. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 30, 2020

II	ClearBridge Large Cap Growth Fund

Performance review

For the six months ended May 31, 2020, Class A shares of ClearBridge Large Cap Growth Fund, excluding sales charges, returned 6.09%. The Fund’s unmanaged benchmark, the Russell 1000 Growth Indexi, returned 8.41% for the same period. The Lipper Large-Cap Growth Funds Category Averageii returned 8.68% over the same time frame.

Performance Snapshot as of May 31, 2020 (unaudited)
(excluding sales charges)	6 months
ClearBridge Large Cap Growth Fund:
Class A	6.09%
Class C	5.71%
Class R	5.92%
Class I	6.24%
Class IS	6.30%
Class O1	6.26%
Russell 1000 Growth Index	8.41%
Lipper Large-Cap Growth Funds Category Average	8.68%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 31, 2020, the gross total annual fund operating expense ratios for Class A, Class C, Class R, Class I, Class IS and Class O shares were 1.03%, 1.73%, 1.34%, 0.75%, 0.64% and 0.69%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]	Class O shares are offered only to former Class O shareholders of ClearBridge Equity Fund.

ClearBridge Large Cap Growth Fund	III

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 30, 2020

RISKS: Common stocks are subject to market and price fluctuations. Large capitalization companies may fall out of favor with investors based on market and economic conditions. Growth stocks as a group may fall out of favor and underperform the overall equity market while the market concentrates on value stocks. Although the Fund will not concentrate its investments in any one industry or industry group, it may weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries. Diversification does not assure against market loss. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.) The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 654 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	ClearBridge Large Cap Growth Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of May 31, 2020 and November 30, 2019. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Large Cap Growth Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2019 and held for the six months ended May 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	6.09%	$1,000.00	$1,060.90	1.01%	$5.20	Class A	5.00%	$1,000.00	$1,019.95	1.01%	$5.10
Class C	5.71	1,000.00	1,057.10	1.72	8.85	Class C	5.00	1,000.00	1,016.40	1.72	8.67
Class R	5.92	1,000.00	1,059.20	1.33	6.85	Class R	5.00	1,000.00	1,018.35	1.33	6.71
Class I	6.24	1,000.00	1,062.40	0.73	3.76	Class I	5.00	1,000.00	1,021.35	0.73	3.69
Class IS	6.30	1,000.00	1,063.00	0.62	3.20	Class IS	5.00	1,000.00	1,021.90	0.62	3.13
Class O	6.26	1,000.00	1,062.60	0.68	3.51	Class O	5.00	1,000.00	1,021.60	0.68	3.44

2	ClearBridge Large Cap Growth Fund 2020 Semi-Annual Report

[1]	For the six months ended May 31, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

ClearBridge Large Cap Growth Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

May 31, 2020

ClearBridge Large Cap Growth Fund

Security	Shares	Value
Common Stocks — 99.1%
Communication Services — 13.5%
Entertainment — 1.7%
Walt Disney Co.	2,454,205	$287,878,246
Interactive Media & Services — 9.9%
Alphabet Inc., Class A Shares	144,193	206,703,549	*
Alphabet Inc., Class C Shares	363,367	519,222,374	*
Facebook Inc., Class A Shares	3,983,578	896,663,572	*
Total Interactive Media & Services		1,622,589,495
Media — 1.9%
Comcast Corp., Class A Shares	7,793,011	308,603,236
Total Communication Services		2,219,070,977
Consumer Discretionary — 16.4%
Auto Components — 0.8%
Aptiv PLC	1,742,581	131,303,478
Internet & Direct Marketing Retail — 11.5%
Alibaba Group Holding Ltd., ADR	1,433,647	297,324,051	*
Amazon.com Inc.	564,786	1,379,416,383	*
Booking Holdings Inc.	127,963	209,785,102	*
Total Internet & Direct Marketing Retail		1,886,525,536
Specialty Retail — 4.1%
Advance Auto Parts Inc.	1,747,614	243,477,582
Home Depot Inc.	1,260,314	313,162,823
Ulta Beauty Inc.	490,208	119,615,654	*
Total Specialty Retail		676,256,059
Total Consumer Discretionary		2,694,085,073
Consumer Staples — 4.0%
Beverages — 2.3%
Anheuser-Busch InBev SA/NV, ADR	2,921,743	136,971,312
Monster Beverage Corp.	3,340,330	240,203,130	*
Total Beverages		377,174,442
Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	901,741	278,160,046
Total Consumer Staples		655,334,488
Financials — 2.4%
Capital Markets — 1.0%
Charles Schwab Corp.	4,363,236	156,683,805
Consumer Finance — 1.4%
American Express Co.	2,494,393	237,141,942
Total Financials		393,825,747
Health Care — 14.8%
Biotechnology — 4.8%
Alexion Pharmaceuticals Inc.	2,182,021	261,624,318	*

See Notes to Financial Statements.

4	ClearBridge Large Cap Growth Fund 2020 Semi-Annual Report

ClearBridge Large Cap Growth Fund

Security	Shares	Value
Biotechnology — continued
Amgen Inc.	1,423,020	$326,867,694
BioMarin Pharmaceutical Inc.	1,937,402	206,430,183	*
Total Biotechnology		794,922,195
Health Care Equipment & Supplies — 0.9%
Alcon Inc.	2,369,050	150,529,437	*
Health Care Providers & Services — 3.7%
UnitedHealth Group Inc.	1,994,827	608,123,011
Life Sciences Tools & Services — 2.7%
Thermo Fisher Scientific Inc.	1,274,144	444,918,344
Pharmaceuticals — 2.7%
Zoetis Inc.	3,162,449	440,813,766
Total Health Care		2,439,306,753
Industrials — 10.4%
Aerospace & Defense — 1.6%
Raytheon Technologies Corp.	4,117,920	265,688,198
Air Freight & Logistics — 2.8%
CH Robinson Worldwide Inc.	2,063,510	167,412,566
United Parcel Service Inc., Class B Shares	2,988,171	297,950,531
Total Air Freight & Logistics		465,363,097
Industrial Conglomerates — 1.1%
Honeywell International Inc.	1,270,693	185,330,574
Professional Services — 1.6%
IHS Markit Ltd.	3,853,157	267,640,285
Road & Rail — 1.6%
Uber Technologies Inc.	7,144,008	259,470,371	*
Trading Companies & Distributors — 1.7%
W.W. Grainger Inc.	867,838	268,700,002
Total Industrials		1,712,192,527
Information Technology — 33.9%
IT Services — 8.4%
Akamai Technologies Inc.	3,380,765	357,684,937	*
Fidelity National Information Services Inc.	2,145,331	297,836,303
Visa Inc., Class A Shares	3,728,865	728,023,603
Total IT Services		1,383,544,843
Semiconductors & Semiconductor Equipment — 5.3%
NVIDIA Corp.	1,029,899	365,634,743
QUALCOMM Inc.	3,854,592	311,759,401
Texas Instruments Inc.	1,681,995	199,720,086
Total Semiconductors & Semiconductor Equipment		877,114,230
Software — 15.9%
Adobe Inc.	1,358,270	525,107,182	*
Microsoft Corp.	4,742,968	869,148,886
Nutanix Inc., Class A Shares	4,731,881	113,849,057	*
Palo Alto Networks Inc.	961,555	226,225,045	*

See Notes to Financial Statements.

ClearBridge Large Cap Growth Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

May 31, 2020

ClearBridge Large Cap Growth Fund

Security		Shares	Value
Software — continued
salesforce.com Inc.		1,796,197	$313,957,274	*
Splunk Inc.		1,827,679	339,655,865	*
VMware Inc., Class A Shares		1,511,954	236,273,051	*
Total Software			2,624,216,360
Technology Hardware, Storage & Peripherals — 4.3%
Apple Inc.		2,199,724	699,380,249
Total Information Technology			5,584,255,682
Materials — 1.7%
Chemicals — 1.7%
Ecolab Inc.		1,343,026	285,500,467
Real Estate — 2.0%
Equity Real Estate Investment Trusts (REITs) — 2.0%
Equinix Inc.		472,535	329,654,592
Total Investments before Short-Term Investments (Cost — $11,319,222,150)			16,313,226,306

	Rate
Short-Term Investments — 1.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.104%	181,065,557	181,065,557
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.131%	45,266,389	45,266,389	(a)
Total Short-Term Investments (Cost — $226,331,946)			226,331,946
Total Investments — 100.5% (Cost — $11,545,554,096)			16,539,558,252
Liabilities in Excess of Other Assets — (0.5)%			(86,940,663)
Total Net Assets — 100.0%			$16,452,617,589

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At May 31, 2020, the total market value of investments in Affiliated Companies was $45,266,389 and the cost was $45,266,389 (Note 8).

Abbreviation(s) used in this schedule:

ADR — American Depositary Receipts

See Notes to Financial Statements.

6	ClearBridge Large Cap Growth Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

May 31, 2020

Assets:
Investments in unaffiliated securities, at value (Cost — $11,500,287,707)	$16,494,291,863
Investments in affiliated securities, at value (Cost — $45,266,389)	45,266,389
Receivable for Fund shares sold	22,494,542
Dividends and interest receivable	15,524,277
Prepaid expenses	260,076
Total Assets	16,577,837,147

Liabilities:
Payable for securities purchased	93,858,921
Payable for Fund shares repurchased	20,787,954
Investment management fee payable	8,004,526
Service and/or distribution fees payable	904,072
Trustees’ fees payable	89,294
Accrued expenses	1,574,791
Total Liabilities	125,219,558
Total Net Assets	$16,452,617,589

Net Assets:
Par value (Note 7)	$2,996
Paid-in capital in excess of par value	11,407,993,205
Total distributable earnings (loss)	5,044,621,388
Total Net Assets	$16,452,617,589

See Notes to Financial Statements.

ClearBridge Large Cap Growth Fund 2020 Semi-Annual Report	7

Statement of assets and liabilities (unaudited) (cont’d)

May 31, 2020

Net Assets:
Class A	$2,447,487,541
Class C	$438,069,310
Class R	$136,312,443
Class I	$9,530,807,001
Class IS	$3,294,954,004
Class O	$604,987,290

Shares Outstanding:
Class A	48,405,955
Class C	11,156,030
Class R	2,832,038
Class I	168,400,724
Class IS	58,140,951
Class O	10,677,789

Net Asset Value:
Class A (and redemption price)	$50.56
Class C*	$39.27
Class R (and redemption price)	$48.13
Class I (and redemption price)	$56.60
Class IS (and redemption price)	$56.67
Class O (and redemption price)	$56.66
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$53.64

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

8	ClearBridge Large Cap Growth Fund 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended May 31, 2020

Investment Income:
Dividends	$70,909,682
Interest from unaffiliated investments	1,165,179
Interest from affiliated investments	296,418
Total Investment Income	72,371,279

Expenses:
Investment management fee (Note 2)	46,285,864
Transfer agent fees (Note 5)	6,829,677
Service and/or distribution fees (Notes 2 and 5)	5,327,018
Trustees’ fees	619,011
Registration fees	321,204
Fund accounting fees	108,280
Insurance	75,749
Custody fees	61,548
Shareholder reports	48,677
Legal fees	45,442
Audit and tax fees	22,054
Miscellaneous expenses	21,944
Total Expenses	59,766,468
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(105,375)
Net Expenses	59,661,093
Net Investment Income	12,710,186

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Unaffiliated Investment Transactions	45,411,102
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	874,534,451
Net Gain on Investments	919,945,553
Increase in Net Assets From Operations	$932,655,739

See Notes to Financial Statements.

ClearBridge Large Cap Growth Fund 2020 Semi-Annual Report	9

Statements of changes in net assets

For the Six Months Ended May 31, 2020 (unaudited) and the Year Ended November 30, 2019	2020	2019

Operations:
Net investment income	$12,710,186	$48,470,262
Net realized gain	45,411,102	804,813,462
Change in net unrealized appreciation (depreciation)	874,534,451	1,423,958,312
Increase in Net Assets From Operations	932,655,739	2,277,242,036

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(741,475,495)	(404,753,147)
Decrease in Net Assets From Distributions to Shareholders	(741,475,495)	(404,753,147)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	3,152,831,168	5,643,188,283
Reinvestment of distributions	561,592,897	329,009,304
Cost of shares repurchased	(2,968,574,345)	(3,616,842,184)
Shares redeemed in-kind (Note 9)	(20,318,196)	(191,922,402)
Increase in Net Assets From Fund Share Transactions	725,531,524	2,163,433,001
Increase in Net Assets	916,711,768	4,035,921,890

Net Assets:
Beginning of period	15,535,905,821	11,499,983,931
End of period	$16,452,617,589	$15,535,905,821

See Notes to Financial Statements.

10	ClearBridge Large Cap Growth Fund 2020 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class A Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$50.13	$44.22	$41.91	$34.46	$33.78	$32.66

Income (loss) from operations:
Net investment income (loss)	(0.02)	0.07	0.01	0.02	0.07	0.04
Net realized and unrealized gain	2.95	7.40	4.09	8.14	1.57	3.08
Total income from operations	2.93	7.47	4.10	8.16	1.64	3.12

Less distributions from:
Net investment income	(0.07)	(0.00) [3]	(0.00) [3]	(0.03)	(0.01)	—
Net realized gains	(2.43)	(1.56)	(1.79)	(0.68)	(0.95)	(2.00)
Total distributions	(2.50)	(1.56)	(1.79)	(0.71)	(0.96)	(2.00)

Net asset value, end of period	$50.56	$50.13	$44.22	$41.91	$34.46	$33.78
Total return[4]	6.09%	17.70%	10.25%	24.14%	5.02%	10.26%

Net assets, end of period (millions)	$2,447	$2,326	$1,865	$1,794	$1,253	$834

Ratios to average net assets:
Gross expenses	1.01%[5]	1.02%	1.04%	1.11%	1.15%	1.18%[6]
Net expenses[7,8]	1.01 [5]	1.02	1.04	1.08	1.09	1.14 [6]
Net investment income (loss)	(0.07) [5]	0.14	0.03	0.05	0.22	0.13

Portfolio turnover rate	13%[9]	25%[9]	20%[10]	24%	13%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2020 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed for the year ended November 30, 2015.

[7]

As a result of an expense limitation arrangement, effective March 31, 2016, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. During the period August 3, 2015 through March 30, 2016, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.15%. During the period December 19, 2014 through August 2, 2015, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.18%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

[10]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

ClearBridge Large Cap Growth Fund 2020 Semi-Annual Report	11

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class C Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$39.54	$35.47	$34.19	$28.42	$28.22	$27.80

Income (loss) from operations:
Net investment loss	(0.14)	(0.19)	(0.23)	(0.21)	(0.14)	(0.15)
Net realized and unrealized gain	2.30	5.82	3.30	6.66	1.29	2.57
Total income from operations	2.16	5.63	3.07	6.45	1.15	2.42

Less distributions from:
Net realized gains	(2.43)	(1.56)	(1.79)	(0.68)	(0.95)	(2.00)
Total distributions	(2.43)	(1.56)	(1.79)	(0.68)	(0.95)	(2.00)

Net asset value, end of period	$39.27	$39.54	$35.47	$34.19	$28.42	$28.22
Total return[3]	5.71%	16.84%	9.51%	23.22%	4.26%	9.49%

Net assets, end of period (millions)	$438	$446	$553	$515	$384	$274

Ratios to average net assets:
Gross expenses	1.72%[4]	1.72%	1.73%	1.84%	1.88%	1.91%[5]
Net expenses[6,7]	1.72 [4]	1.72	1.73	1.81	1.82	1.87 [5]
Net investment loss	(0.78) [4]	(0.53)	(0.66)	(0.68)	(0.51)	(0.58)

Portfolio turnover rate	13%[8]	25%[8]	20%[9]	24%	13%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed for the year ended November 30, 2015.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

[9]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

12	ClearBridge Large Cap Growth Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class R Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$47.84	$42.40	$40.37	$33.31	$32.76	$31.81

Income (loss) from operations:
Net investment loss	(0.09)	(0.07)	(0.11)	(0.09)	(0.01)	(0.04)
Net realized and unrealized gain	2.81	7.07	3.93	7.85	1.51	2.99
Total income from operations	2.72	7.00	3.82	7.76	1.50	2.95

Less distributions from:
Net investment income	—	—	—	(0.02)	—	—
Net realized gains	(2.43)	(1.56)	(1.79)	(0.68)	(0.95)	(2.00)
Total distributions	(2.43)	(1.56)	(1.79)	(0.70)	(0.95)	(2.00)

Net asset value, end of period	$48.13	$47.84	$42.40	$40.37	$33.31	$32.76
Total return[3]	5.92%	17.34%	9.93%	23.77%	4.75%	9.99%

Net assets, end of period (000s)	$136,312	$139,214	$126,653	$95,961	$38,823	$9,936

Ratios to average net assets:
Gross expenses	1.33%[4]	1.33%	1.35%	1.42%	1.43%	1.44%[5]
Net expenses[6]	1.33 [4,7]	1.33	1.35 [7]	1.38 [7]	1.37 [7]	1.39 [5,7]
Net investment loss	(0.39) [4]	(0.16)	(0.27)	(0.24)	(0.05)	(0.12)

Portfolio turnover rate	13%[8]	25%[8]	20%[9]	24%	13%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed for the year ended November 30, 2015.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to August 3, 2015, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class R shares did not exceed 1.60%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

[9]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

ClearBridge Large Cap Growth Fund 2020 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class I Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$55.85	$49.08	$46.30	$37.97	$37.11	$35.56

Income from operations:
Net investment income	0.06	0.21	0.16	0.15	0.20	0.16
Net realized and unrealized gain	3.31	8.25	4.52	8.98	1.71	3.39
Total income from operations	3.37	8.46	4.68	9.13	1.91	3.55

Less distributions from:
Net investment income	(0.19)	(0.13)	(0.11)	(0.12)	(0.10)	—
Net realized gains	(2.43)	(1.56)	(1.79)	(0.68)	(0.95)	(2.00)
Total distributions	(2.62)	(1.69)	(1.90)	(0.80)	(1.05)	(2.00)

Net asset value, end of period	$56.60	$55.85	$49.08	$46.30	$37.97	$37.11
Total return[3]	6.24%	18.03%	10.56%	24.52%	5.34%	10.66%

Net assets, end of period (millions)	$9,531	$8,855	$6,376	$5,128	$2,128	$457

Ratios to average net assets:
Gross expenses	0.73%[4]	0.74%	0.75%	0.83%	0.84%	0.87%[5]
Net expenses[6]	0.73 [4,7]	0.74	0.75	0.78 [7]	0.78 [7]	0.79 [5,7]
Net investment income	0.22 [4]	0.42	0.33	0.35	0.54	0.45

Portfolio turnover rate	13%[8]	25%[8]	20%[9]	24%	13%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed for the year ended November 30, 2015.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to August 3, 2015, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I shares did not exceed 1.05%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

[9]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

14	ClearBridge Large Cap Growth Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class IS Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$55.94	$49.16	$46.35	$38.00	$37.13	$35.57

Income from operations:
Net investment income	0.08	0.26	0.21	0.19	0.24	0.18
Net realized and unrealized gain	3.31	8.26	4.53	8.97	1.70	3.38
Total income from operations	3.39	8.52	4.74	9.16	1.94	3.56

Less distributions from:
Net investment income	(0.23)	(0.18)	(0.14)	(0.13)	(0.12)	—
Net realized gains	(2.43)	(1.56)	(1.79)	(0.68)	(0.95)	(2.00)
Total distributions	(2.66)	(1.74)	(1.93)	(0.81)	(1.07)	(2.00)

Net asset value, end of period	$56.67	$55.94	$49.16	$46.35	$38.00	$37.13
Total return[3]	6.30%	18.15%	10.69%	24.61%	5.42%	10.68%

Net assets, end of period (000s)	$3,294,954	$3,171,086	$2,032,529	$1,264,630	$256,322	$55,404

Ratios to average net assets:
Gross expenses	0.62%[4]	0.63%	0.65%	0.73%	0.76%	0.78%[5]
Net expenses[6]	0.62 [4,7]	0.63	0.65	0.70 [7]	0.70 [7]	0.72 [5,7]
Net investment income	0.32 [4]	0.52	0.44	0.46	0.68	0.52

Portfolio turnover rate	13%[8]	25%[8]	20%[9]	24%	13%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed for the year ended November 30, 2015.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to August 3, 2015, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

[9]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

ClearBridge Large Cap Growth Fund 2020 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class O Shares[1]	2020[2]	2019	2018	2017	2016	2015[3]

Net asset value, beginning of period	$55.92	$49.13	$46.34	$37.99	$37.12	$33.75

Income from operations:
Net investment income	0.07	0.25	0.18	0.16	0.21	0.15
Net realized and unrealized gain	3.31	8.25	4.52	8.99	1.72	3.22
Total income from operations	3.38	8.50	4.70	9.15	1.93	3.37

Less distributions from:
Net investment income	(0.21)	(0.15)	(0.12)	(0.12)	(0.11)	—
Net realized gains	(2.43)	(1.56)	(1.79)	(0.68)	(0.95)	—
Total distributions	(2.64)	(1.71)	(1.91)	(0.80)	(1.06)	—

Net asset value, end of period	$56.66	$55.92	$49.13	$46.34	$37.99	$37.12
Total return[4]	6.26%	18.11%	10.60%	24.56%	5.40%	9.99%

Net assets, end of period (millions)	$605	$598	$546	$531	$457	$465

Ratios to average net assets:
Gross expenses	0.68%[5]	0.68%	0.70%	0.78%	0.82%	0.83%[5]
Net expenses[6]	0.68 [5,7]	0.68	0.70	0.74 [7]	0.74 [7]	0.74 [5,7]
Net investment income	0.27 [5]	0.49	0.36	0.38	0.57	0.47 [5]

Portfolio turnover rate	13%[8]	25%[8]	20%[9]	24%	13%	17%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2020 (unaudited).

[3]	For the period December 19, 2014 (inception date) to November 30, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class O shares did not exceed 0.74%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

[9]	Excludes securities received as a result of a contribution in-kind.

[10]	For the year ended November 30, 2015.

See Notes to Financial Statements.

16	ClearBridge Large Cap Growth Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

ClearBridge Large Cap Growth Fund 2020 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18	ClearBridge Large Cap Growth Fund 2020 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$16,313,226,306	—	—	$16,313,226,306
Short-term investments†	226,331,946	—	—	226,331,946
Total investments	$16,539,558,252	—	—	$16,539,558,252

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign

ClearBridge Large Cap Growth Fund 2020 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

20	ClearBridge Large Cap Growth Fund 2020 Semi-Annual Report

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C,

ClearBridge Large Cap Growth Fund 2020 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

Class R, Class I, Class IS and Class O shares did not exceed 1.10%, 1.90%, 1.40%, 0.80%, 0.70% and 0.74%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended May 31, 2020, fees waived and/or expenses reimbursed amounted to $105,375, which included an affiliated money market fund waiver of $6,310.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended May 31, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$421,856	—
CDSCs	3,205	$31,994

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

22	ClearBridge Large Cap Growth Fund 2020 Semi-Annual Report

3. Investments

During the six months ended May 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$2,162,463,198
Sales	2,008,100,680	*

*	Excludes value of securities delivered as a result of redemptions in-kind totaling $20,318,196 (Note 9).

At May 31, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$11,545,554,096	$5,332,105,896	$(338,101,740)	$4,994,004,156

4. Derivative instruments and hedging activities

During the six months ended May 31, 2020, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended May 31, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$2,863,586	†	$1,636,746
Class C	2,132,887		212,345
Class R	330,545		137,946
Class I	—		4,645,434
Class IS	—		37,152
Class O	—		160,054
Total	$5,327,018		$6,829,677

†	Amount shown is exclusive of expense reimbursements. For the six months ended May 31, 2020, the service and/or distribution fees reimbursed amounted to $529 for Class A shares.

ClearBridge Large Cap Growth Fund 2020 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

For the six months ended May 31, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$16,094
Class C	2,866
Class R	882
Class I	60,193
Class IS	21,431
Class O	3,909
Total	$105,375

6. Distributions to shareholders by class

	Six Months Ended May 31, 2020	Year Ended November 30, 2019
Net Investment Income:
Class A	$3,349,565	$68,855
Class C	—	—
Class R	—	—
Class I	29,299,641	16,857,801
Class IS	13,119,845	7,408,921
Class O	2,231,011	1,665,655
Total	$48,000,062	$26,001,232

Net Realized Gains:
Class A	$112,597,987	$65,609,747
Class C	27,221,060	24,282,583
Class R	7,020,586	4,631,936
Class I	383,746,204	202,116,601
Class IS	136,987,782	64,781,416
Class O	25,901,814	17,329,632
Total	$693,475,433	$378,751,915

7. Shares of beneficial interest

At May 31, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

24	ClearBridge Large Cap Growth Fund 2020 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended May 31, 2020		Year Ended November 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	6,660,304	$312,154,699	13,748,590	$629,354,385
Shares issued on reinvestment	2,094,408	100,887,595	1,390,618	56,723,298
Shares repurchased	(6,758,057)	(314,228,188)	(10,686,783)	(486,709,789)
Shares redeemed in-kind	—	—	(219,536)	(10,812,174)
Net increase	1,996,655	$98,814,106	4,232,889	$188,555,720

Class C
Shares sold	1,047,839	$38,366,970	2,680,778	$93,693,544
Shares issued on reinvestment	598,058	22,445,117	673,555	21,823,184
Shares repurchased	(1,770,197)	(63,185,428)	(7,669,642)	(280,023,046)
Net decrease	(124,300)	$(2,373,341)	(4,315,309)	$(164,506,318)

Class R
Shares sold	355,357	$15,837,925	799,828	$34,494,721
Shares issued on reinvestment	140,149	6,437,048	98,753	3,856,298
Shares repurchased	(573,490)	(25,466,832)	(975,757)	(42,087,929)
Net decrease	(77,984)	$(3,191,859)	(77,176)	$(3,736,910)

Class I
Shares sold	41,620,073	$2,168,148,159	69,434,613	$3,449,560,097
Shares issued on reinvestment	5,064,002	272,696,489	3,627,947	164,418,549
Shares repurchased	(36,459,982)	(1,875,982,018)	(41,299,182)	(2,076,044,000)
Shares redeemed in-kind	(373,016)	(20,318,196)	(3,130,669)	(152,251,381)
Net increase	9,851,077	$544,544,434	28,632,709	$1,385,683,265

Class IS
Shares sold	11,567,594	$614,330,037	28,146,116	$1,434,399,661
Shares issued on reinvestment	2,526,504	136,178,579	1,470,270	66,676,817
Shares repurchased	(12,639,262)	(662,782,743)	(13,678,850)	(691,872,426)
Shares redeemed in-kind	—	—	(598,985)	(28,858,847)
Net increase	1,454,836	$87,725,873	15,338,551	$780,345,205

Class O
Shares sold	73,140	$3,993,378	33,000	$1,685,875
Shares issued on reinvestment	425,753	22,948,069	342,032	15,511,158
Shares repurchased	(514,156)	(26,929,136)	(801,649)	(40,104,994)
Net increase (decrease)	(15,263)	$12,311	(426,617)	$(22,907,961)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason, through subadvisory agreements with its wholly owned

ClearBridge Large Cap Growth Fund 2020 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Fund. Based on the Fund’s relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the six months ended May 31, 2020. The following transactions were effected in shares of such Underlying Funds for the six months ended May 31, 2020.

	Affiliate Value at November 30, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$347,148,343	347,148,343	$301,881,954	301,881,954

(cont’d)		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2020
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares		—	$296,418	—	$45,266,389

9. Redemptions in-kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the six months ended May 31, 2020, the Fund had redemptions in-kind with total proceeds in the amount of $20,318,196. The net realized gain on these redemptions in-kind amounted to $12,320,028, which was not realized for tax purposes.

10. Other matters

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, LMPFA and the subadviser(s), each currently a subsidiary of Legg Mason, would become a subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s management contract, and any related subadvisory contract(s), where applicable. Therefore, the Fund’s Board has approved new management and subadvisory contracts, where applicable, that have been presented to the shareholders of the Fund for their approval.

*  *  *

26	ClearBridge Large Cap Growth Fund 2020 Semi-Annual Report

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

ClearBridge Large Cap Growth Fund 2020 Semi-Annual Report	27

Board approval of new management and

new subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees held on April 7, 2020, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Trust, approved new management and investment advisory agreements to take effect, subject to shareholder approval, upon the sale of Legg Mason, Inc. to Franklin Resources, Inc., a global investment management organization operating as Franklin Templeton1. The agreements were a new management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, a new sub-advisory agreement pursuant to which ClearBridge Investments, LLC (“ClearBridge”) provides day-to-day management of the Fund’s portfolio, and a new sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with ClearBridge, the “Subadvisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The new management agreement and new sub-advisory agreements are collectively referred to as the “New Agreements.”) The Manager and the Subadvisers are wholly-owned subsidiaries of Legg Mason, Inc. Upon completion of the sale (referred to herein as the “Transaction”), the Manager and the Subadvisers will become subsidiaries of Franklin Templeton. The sale will result in what is commonly called a “change of control” of Legg Mason and will cause the current management agreement with the Manager and the current sub-advisory agreements between the Manager and the Subadvisers to terminate in accordance with applicable law. (The current management agreement and current sub-advisory agreements are collectively referred to as the “Current Agreements.”) The New Agreements are identical to the Current Agreements, except for the dates of execution, effectiveness and termination. The Board also approved an interim management agreement with the Manager and interim sub-advisory agreements between the Manager and the Subadvisers that would take effect in the event shareholders do not approve the New Agreements before the Transaction is completed to allow the Manager and the Subadvisers to continue providing services to the Fund while shareholder approval of the New Agreements continues to be sought. (The interim management agreement and interim sub-advisory agreements are collectively referred to as the “Interim Agreements.”) The terms of the Interim Agreements are identical to those of the Current Agreements, except for the term and certain escrow provisions. The Board considered that the Current Agreements are the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years, including as recently as at a meeting of the Trust’s Board of Trustees held in November 2019.

[1]

The meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order was necessary and appropriate due to circumstances related to the effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

28	ClearBridge Large Cap Growth Fund

At a telephonic meeting of the Trust’s Board of Trustees held on March 9, 2020, the Trustees discussed with Legg Mason management and certain Franklin Templeton representatives the Transaction and Franklin Templeton’s plans and intentions regarding the Legg Mason funds and Legg Mason’s asset management business, including the preservation and continued investment autonomy of the investment advisory businesses conducted by the Subadvisers and the combination of Legg Mason’s and Franklin Templeton’s distribution resources.

At the March and April meetings, the Independent Trustees considered, among other things, the anticipated impact of the Transaction on the Fund and its shareholders. To assist the Independent Trustees in their consideration of the New Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, Legg Mason provided materials and information about Legg Mason, including performance and expense comparison data and profitability information with respect to the Fund and the Legg Mason fund complex as a whole, and Franklin Templeton and Legg Mason provided materials and information about the proposed Transaction. The Independent Trustees were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of Franklin Templeton, Legg Mason, the Manager and the Subadvisers. The Independent Trustees requested and received information from Legg Mason and Franklin Templeton they deemed reasonably necessary for their review of the New Agreements. Included was information about the Transaction, distribution arrangements, Franklin Templeton’s business plan and other anticipated impacts of the Transaction on the Fund and its shareholders. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board. Following their review of this information, the Independent Trustees requested additional information from Franklin Templeton and Legg Mason. Franklin Templeton and Legg Mason provided further information in response to these requests, which the Board reviewed. Senior management representatives from Franklin Templeton and Legg Mason participated in portions of the meetings and addressed various questions raised by the Independent Trustees.

In voting to approve the New Agreements, the Independent Trustees considered whether the approval of the New Agreements would be in the best interests of the Fund and its shareholders. The Trustees’ evaluation of the New Agreements reflected the information provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Current Agreements at in-person meetings held in November 2019 and at other prior Board meetings.

ClearBridge Large Cap Growth Fund	29

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

Among other things, the Trustees considered:

(i)	the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries;

(ii)	that Franklin Templeton informed the Board that it intends to maintain the investment autonomy of the Legg Mason investment advisory subsidiaries;

(iii)

that Franklin Templeton and Legg Mason informed the Board that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Manager and Subadvisers, including compliance and other non-advisory services, and represented that there are not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction;

(iv)	that Franklin Templeton and Legg Mason informed the Board regarding initial transition plans and that they are instituting long-term retention arrangements for key personnel;

(v)	that Franklin Templeton informed the Board that there are not expected to be any changes to the brokerage practices and standards applied by the Subadvisers in seeking best execution;

(vi)	that there are not expected to be any changes to the Fund’s custodian or other service providers as a result of the Transaction;

(vii)

that Franklin Templeton informed the Board that it has no present intention to alter currently effective expense waivers and reimbursement arrangements after their expiration, and, while it reserves the right to do so in the future, it would consult with the Board before making any changes;

(viii)	that Franklin Templeton does not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of Fund as a result of the Transaction;

(ix)	the potential benefits to Fund shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and access to a broader array of investment opportunities;

(x)

that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expenses by spreading expenses over a larger asset base;

(xi)

that Franklin Templeton and Legg Mason will each derive direct and ancillary benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

30	ClearBridge Large Cap Growth Fund

(xii)	the fact that the Fund’s contractual management fee rate will remain the same and will not increase by virtue of the New Agreements;

(xiii)

the terms and conditions of the New Agreements, including that each New Agreement is identical to its corresponding Current Agreement except for their respective dates of execution, effectiveness and termination;

(xiv)	the support expressed by the current senior management team at Legg Mason for the Transaction and Legg Mason’s recommendation that the Board approve the New Agreements;

(xv)

that the Current Agreements are the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years. At the November 2019 meeting, the Board conducted a full review of the investment advisory and distribution arrangements for the Fund and approved the Current Agreements in accordance with the provisions of the Investment Company Act of 1940, as amended. Without any one factor being dispositive, in approving the Current Agreements, the Board determined, in the exercise of the Trustees’ business judgment, that: (a) overall, the Board was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Current Agreement by the Manager and Subadvisers and their affiliates; (b) the overall performance of the Fund was satisfactory and that management was committed to providing the resources necessary to assist the Fund’s portfolio managers; (c) the Fund’s management fees and cost structure are reasonable in light of the comparative performance and expense information and in relation to the services provided; (d) in light of the costs of providing investment management and other services to the Fund and the Manager’s and Subadvisers’ ongoing commitment to the Fund, the profits that Legg Mason and its affiliates received were considered to be not excessive; (e) the Fund had asset level break points in the management fee structure and that shareholders of the Fund would benefit to the extent the Fund’s assets increased, and that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources; and (f) the ancillary benefits that the Manager and Subadvisers and their affiliates received were considered reasonable;

(xvi)	that the Current Agreements were considered and approved as recently as November 2019;

(xvii)

that the Fund will not bear the costs of obtaining shareholder approval of the New Agreements, including proxy solicitation costs, legal fees and the costs of printing and mailing the proxy statement, regardless of whether the Transaction is consummated; and

ClearBridge Large Cap Growth Fund	31

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

(xviii)

that under the definitive agreement between Legg Mason and Franklin Templeton (the “Transaction Agreement”), Franklin Templeton has acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and protections provided by Section 15(f) of the Investment Company Act of 1940, as amended, and that, in furtherance of the foregoing, Franklin Templeton agreed to use reasonable best efforts to conduct its business so that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any investment adviser for the Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the Investment Company Act of 1940, as amended, including any interpretations or no-action letters of the Securities and Exchange Commission) on any Fund as a result of the transactions contemplated by the Transaction Agreement or any express or implied terms, conditions or understandings applicable thereto.

Certain of these considerations are discussed in more detail below.

In connection with the most recent approval or continuation of each Current Agreement, and in connection with their review of each New Agreement, the Trustees did not identify any particular factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The discussion below covers both the advisory and the administrative functions rendered by the Manager for the Fund, both of which functions are encompassed by the New Management Agreement for the Fund, as well as the advisory functions rendered by the Subadvisers pursuant to the New Sub-advisory Agreements for the Fund. The Independent Trustees considered the New Management Agreement and the New Sub-advisory Agreements separately in the course of their review. In doing so, they considered the respective roles and compensation of the Manager and the Subadvisers in providing services to the Fund.

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the New Agreements for the Fund. The Independent Trustees discussed the Transaction and the proposed approval of the New Agreements for the Fund on multiple occasions with their independent legal counsel in private sessions at which no representatives of Franklin Templeton, Legg Mason, or the Manager or Subadvisers for the Fund were present.

32	ClearBridge Large Cap Growth Fund

Nature, extent and quality of the services to be provided to the Fund under the new management agreement and new sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Current Agreements. In evaluating the nature, extent and quality of the services expected to be provided to the Fund by the Manager and the Subadvisers under the New Management Agreement and New Sub-advisory Agreements, respectively, the Trustees considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Manager and the Subadvisers, and that Franklin Templeton and Legg Mason have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided to the Fund and its shareholders by the Manager and the Subadvisers, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction. The Board considered information Franklin Templeton and Legg Mason provided regarding initial transition plans and the institution of long-term retention arrangements for key personnel. The Board considered that Franklin Templeton informed the Boards that there are not expected to be any changes to the brokerage practices and standards applied by the Subadvisers in seeking best execution. The Board also considered the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries, its business and operating structure, scale of operation, distribution capabilities, and leadership, as well as the combined financial resources of Legg Mason, Inc. and Franklin Templeton and the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility.

The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers and the quality of the Manager’s administrative and other services rendered to the Fund and its shareholders by the Manager. The Board observed that the scope of services provided by the Manager and the Subadvisers, and the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board received and reviewed on a regular basis information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, and took that information into account in its evaluation of the New Agreements. The Board also

ClearBridge Large Cap Growth Fund	33

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the risk management processes of the Manager and Subadvisers.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund (including policies and practices regarding soft dollars and brokerage allocation), and Franklin Templeton’s representations that the brokerage practices and standards applied by the Manager and Subadvisers in seeking best execution will continue.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional large-cap growth funds (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that, while the Board has found the Broadridge data generally useful, the Trustees recognized the limitations of such data, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended December 31, 2019. The Fund’s Class I shares performed slightly below the median performance of the funds in the Performance Universe for the one- and three-year periods, and performed better than the median performance of the funds in the Performance Universe for the five- and ten-year periods and was ranked in the first quintile of the funds in the Performance Universe for the ten-year period. The Board also reviewed performance information provided by the Manager for periods ended February 29, 2020 and March 31, 2020. The Board also reviewed information prepared by Broadridge comparing the Fund’s annualized total return for the three-year period ended December 31, 2019 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Board noted the explanations from the Manager and ClearBridge concerning the Fund’s relative performance versus the peer group for the various periods.

*  *  *  *  *  *

34	ClearBridge Large Cap Growth Fund

Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, Inc., the Trustees determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided by the Manager and the Subadvisers and that the Transaction was not expected to have an adverse effect on the ability of the Manager and the Subadvisers to provide those services, and the Board concluded that, overall, the nature, extent and quality of services, including portfolio management, expected to be provided under the New Agreements for the Fund were sufficient and supported a decision to approve each New Agreement.

Management fees and expense ratios

The Board considered that it had reviewed the Fund’s management fee and total expense ratio in connection with the November 2019 contract renewal meeting. The Board noted that the New Agreements do not change the Fund’s management fee rate or the computation method for calculating such fee, and that there is no present intention to alter expense waiver and reimbursement arrangements that are currently in effect.

The Board reviewed and considered the contractual management fee rate (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided and expected to be provided by the Manager and the Subadvisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Subadvisers. In addition, the Board also reviewed and considered the actual management fee rate (the “Actual Management Fee”) paid by the Fund over the Fund’s last fiscal year which included reductions for fee waiver and/or expense reimbursement arrangements that were in effect for the Fund. The Board also considered the management fee, the fees of each Subadviser and the portion of the management fee retained by the Manager after payment of the subadvisory fees, in each case in light of the services rendered for those amounts.

The Board also reviewed information regarding the fees the Manager and ClearBridge charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, institutional separate and commingled accounts and retail managed accounts. The Manager reviewed with the Board the differences in the scope of services provided to the Fund and to such other clients, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Subadvisers. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts and the differences in associated risks borne by the Manager and Subadvisers.

ClearBridge Large Cap Growth Fund	35

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of 13 institutional large-cap growth funds selected by Broadridge as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all institutional large-cap growth funds (the “Expense Universe”). It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. This information showed that the Fund’s Contractual Management Fee and Actual Management Fee were higher than the median of management fees paid by the funds in the Expense Group and the Fund’s Actual Management Fee was slightly higher than the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s total expense ratio was higher than the median of the total expense ratios of the funds in the Expense Group, but was lower than the median of the total expense ratios of the funds in the Expense Universe.

In evaluating the costs of the services to be provided by the Manager and the Subadvisers under the New Agreements, the Trustees considered, among other things, whether management fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Trustees determined that the Transaction would not increase the total fees payable by the Fund for management services.

Manager profitability and economies of scale

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been previously reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board also received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that the Manager instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as

36	ClearBridge Large Cap Growth Fund

the Fund’s assets grow. The Board noted that the Fund’s assets exceeded the specified asset level at which one or more breakpoints to its Contractual Management Fee are triggered. The Board also noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize other economies of scale or efficiencies as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources (e.g., enhanced cyber security oversight, enhanced risk management oversight, etc.).

The Trustees noted that Franklin Templeton and Legg Mason expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the funds in the Legg Mason fund complex resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the profitability of the Manager and its affiliates in providing services to the Fund, nor to quantify any possible future economies of scale. The Trustees noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

*  *  *  *  *  *

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services expected to be provided to the Fund under the New Agreements after the Transaction.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Subadvisers, as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadvisers and their affiliates receive were reasonable. In evaluating the fall-out benefits to be received by the Manager and the Subadvisers under the New Agreements, the Trustees considered whether the Transaction would have an impact on the fall-out benefits received by virtue of the Current Agreements.

The Board also considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction, if completed, would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities. Such ancillary benefits were considered reasonable.

*  *  *  *  *  *

ClearBridge Large Cap Growth Fund	37

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

After consideration of the factors described above as well as other factors, and in the exercise of their business judgment, the Trustees, including the Independent Trustees, concluded that the New Agreements for the Fund, including the fees payable thereunder, were fair and reasonable and that entering into the New Agreements for the Fund was in the best interests of the Fund’s shareholders, and they voted to approve the New Agreements and to recommend that shareholders approve the New Agreements.

38	ClearBridge Large Cap Growth Fund

ClearBridge

Large Cap Growth Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross

Susan M. Heilbron

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge Large Cap Growth Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

ClearBridge Large Cap Growth Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Large Cap Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD1520 7/20 SR20-3913

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 20, 2020

By:	/s/Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	July 20, 2020